SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS - Restricted stock units number and exercise price (Details) - 12 months ended Dec. 31, 2023	shares £ / shares	shares $ / shares
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period	12,041,192	12,041,192
Vested during the period	(3,617,136)	(3,617,136)
Forfeited during the period	(1,424,239)	(1,424,239)
Outstanding at the end of period	6,999,817	6,999,817
Share price at grant date, granted during the period | £ / shares	£ 0.13
Share price at grant date, vested during the period | £ / shares	0.13
Share price at grant date, forfeited during the period | £ / shares	0.13
Share price at grant date, outstanding at the end of the period | £ / shares	£ 0.12
Weighted Average Remaining Vesting Period (months)	28 years	28 years
Performance Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period	2,850,000	2,850,000
Outstanding at the end of period	2,850,000	2,850,000
Share price at grant date, granted during the period | $ / shares		$ 1.15
Share price at grant date, outstanding at the end of the period | $ / shares		$ 1.15
Weighted Average Remaining Vesting Period (months)	35 years	35 years